                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
               Registered Management Investment Companies

                                    811-4314

                      (Investment Company Act File Number)

                          Intermediate Municipal Trust
    ---------------------------------------------------------------

           (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors PTower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 5/31/06

              Date of Reporting Period: Fiscal year ended 5/31/06

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

ANNUAL SHAREHOLDER REPORT

May 31, 2006

Institutional Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.52	$10.42	$10.82	$10.48	$10.34
Income From Investment Operations:
Net investment income	0.45	0.46	0.46	0.47	0.46
Net realized and unrealized gain (loss) on investments and futures contracts	(0.27)	0.10	(0.40)	0.34	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.56	0.06	0.81	0.60
Less Distributions:
Distributions from net investment income	(0.45)	(0.46)	(0.46)	(0.47)	(0.46)
Net Asset Value, End of Period	$10.25	$10.52	$10.42	$10.82	$10.48
Total Return [1]	1.70%	5.42%	0.54%	7.85%	5.93%

Ratios to Average Net Assets:
Net expenses	0.56%	0.58%	0.60%	0.60%	0.60%
Net investment income	4.29%	4.34%	4.31%	4.38%	4.42%
Expense waiver/reimbursement [2]	0.28%	0.31%	0.29%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$174,074	$164,859	$167,093	$159,683	$169,945
Portfolio turnover	25%	19%	13%	22%	32%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended May 31,		Period Ended
	2006	2005	5/31/2004	[1]
Net Asset Value, Beginning of Period	$10.52	$10.42	$10.67
Income From Investment Operations:
Net investment income	0.47	0.48	0.32
Net realized and unrealized gain (loss) on investments	(0.27)	0.10	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.58	0.07
Less Distributions:
Distributions from net investment income	(0.47)	(0.48)	(0.32)
Net Asset Value, End of Period	$10.25	$10.52	$10.42
Total Return [2]	1.90%	5.66%	0.64%

Ratios to Average Net Assets:
Net expenses	0.36%	0.35%	0.35	% [3]
Net investment income	4.48%	4.56%	4.60	% [3]
Expense waiver/reimbursement [4]	0.28%	0.31%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,569	$7,099	$5,803
Portfolio turnover	25%	19%	13	% [5]

1 Reflects operations for the period from October 2, 2003 (date of initial public investment) to May 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,012.80	$2.81
Class Y Shares	$1,000	$1,013.80	$1.81
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.14	$2.82
Class Y Shares	$1,000	$1,023.14	$1.82

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%
Class Y Shares	0.36%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 1.70% for Institutional Shares and 1.90% for Class Y Shares. The total return of the Lehman Brothers 5-10 Year Municipal Bond Index (Index) 1 was 1.17% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Index.

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the credit ratings of portfolio securities (which indicates the risk that securities will default). 2 These were significant factors affecting the fund's performance relative to the Index.

The following discussion focuses on the performance of the fund's Class Y Shares. The 1.90% total return of the Class Y Shares for the reporting period consisted of 4.47% of tax-exempt dividends, and 2.57% depreciation in the net asset value of shares.

1 The Index is a performance index for the Fund. The Index is an unmanaged, market-weighted blended index of municipal bonds, issued after December 31, 1990, with minimum credit ratings of at least BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of 4 to 12 years. The Index is a custom blended index comprised of Lehman Brothers 5-Year Municipal Bond Index (approximately 28% and 4-6 years maturity), the Lehman Brothers 7-Year Municipal Bond Index (approximately 27% and 6-8 years maturity), and the Lehman Brothers 10-Year Municipal Bond Index (approximately 45% and 8-12 years maturity). The Lehman Brothers 7-Year Municipal Bond Index (LB7MB) is the broad-based securities market index for the fund, as disclosed in the fund's prospectus. The total return of the LB7MB was 1.05% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LB7MB. The LB7MB is an unmanaged index of municipal bonds issued after December 31, 1990, with a minimum credit rating of at least BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and a maturity range of 6-8 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax. These indices are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

2 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MARKET OVERVIEW

During the 12-month reporting period, credit spreads, or the yield difference between "AAA" rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity, decreased as a result of both improving economic activity and the exhaustive demand for securities with higher yields. Yield spreads between "AAA" rated and "A" rated and "BBB" rated tax-exempt municipal (or comparable quality) debt declined by 5 basis points and 25 basis points, respectively for bonds with ten years to maturity. Credit spreads also became tighter to a greater extent for "BBB" rated (or comparable quality) debt than for other investment-grade rated ("AAA," "AA," "A," or comparable quality) debt (meaning that the yield on the "BBB" rated (or comparable quality) debt improved to a greater extent than for other investment-grade rated (or comparable quality) debt). 3 High-yield, tax-exempt municipal debt (non-investment-grade bonds rated "BB" and lower or unrated debt of comparable quality) provided strong total returns once again as investors appear to have been attracted to the significantly higher yield provided by these issues.

Long-term interest rates remained low but showed some volatility as the bond market appeared to attempt to determine the extent of the strength of the U.S. economy and the Federal Reserve Board's (the "Fed") intentions concerning short-term interest rates. The generally low interest rate environment resulted in investors pursuing lower-rated credits because of the additional yield they offer. As a result, certain revenue bond sectors, such as hospitals, industrial development, and resource recovery projects, outperformed the Index.

The Fed continued to raise short-term rates eight times over the 12-month reporting period bringing the Federal Funds Target Rate to 5.00% by the end of the reporting period. This resulted in a significant flattening of the tax-exempt municipal yield curve with short-term interest rates rising by significantly more than long-term interest rates (that is, while securities provided higher incremental income or yield as maturities became longer, the amount of the increase in incremental income was less or flattened).

3 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of comparable quality. Non-investment grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

DURATION 4

As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration for the reporting period was 4.4 years. Duration management remained a significant component of the fund's investment strategy. The shorter a fund's duration relative to an index, the less its net asset value will react as interest rates change. The fund maintained duration less than the duration of the Index, as interest rates were volatile during the reporting period. However, the fund's shorter duration had a negative impact on performance as longer duration and maturity bonds generally outperformed.

MATURITY

During the 12-month reporting period, the fund concentrated on purchasing bonds with maturities of 10 to 15 years to slightly extend the average maturity of the fund's portfolio. These maturities provided the most attractive opportunities for yield because of the yield curve's flattening, but still positively sloping shape. A yield curve is considered positively sloping when the yield progressively increases as you move into longer maturities. Bonds with longer maturities (10 to 15 years and longer) provided better returns as the yield curve flattened and the yields on longer maturities did not increase as much as bonds with shorter final maturities over the period.

The average coupon (or interest payment) of the bonds held by the fund was greater than the average coupon of the bonds held by the Index, which reflected the fund's emphasis on tax-exempt income. 5 For a bond with a larger coupon, more of the return was provided by income as opposed to price appreciation. As a result, in a rising interest rate environment, bonds with larger coupons were less sensitive to interest rate changes than bonds with lower coupons. The larger average coupon for the fund provided an income advantage, and, as a result, performance advantage relative to the Index over the 12-month reporting period.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

5 Income may be subject to the federal alternative minimum tax and state and local taxes.

SECTOR

During the 12-month reporting period, the fund allocated more of its portfolio to securities issued by hospitals, industrial development projects, and higher education institutions. The fund also allocated less of the portfolio to general obligation bonds issued by states. These allocations helped the fund's performance due to the higher yields available in the over-weighted sectors and the smaller increase in the price of state general obligation bonds as compared to other tax-exempt municipal securities. The fund also allocated less of the portfolio to pre-refunded tax-exempt municipal bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. treasury securities held in an escrow account). The smaller exposure to pre-refunded bonds had a positive impact on performance due to the smaller increase in price of pre-refunded bonds as compared to other tax-exempt municipal securities.

CREDIT QUALITY

With the continued decrease in credit spreads, and the tightening of credit spreads to a greater extent for "A" and "BBB" rated (or comparable quality) debt, the fund's overweight, relative to the Index, in "A" and "BBB" rated (or comparable quality) debt during the 12-month reporting period benefited the fund's performance as the yield on "A" and "BBB" rated (and comparable quality) debt improved to a greater extent than for other investment-grade securities.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Intermediate Municipal Trust (Institutional Shares) (the "Fund") from May 31, 1996 to May 31, 2006, compared to the Lehman Brothers 7-Year Municipal Bond Index (LB7MB), 2 the Lehman Brothers 5 to 10 Year Municipal Bond Index (LB5MB), 2 and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA). 2

Average Annual Total Returns for the Period Ended 5/31/2006
1 Year	1.70%
5 Years	4.25%
10 Years	4.56%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7MB, LB5MB and the LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The LB7MB is an unmanaged index of municipal bonds, issued after December 31, 1990, with a minimum credit quality of BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of 6 to 8 years. The LB5MB is an unmanaged, market-weighted blended index of municipal bonds, issued after December 31, 1990, with minimum credit ratings of at least BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of 4 to 12 years. The LB5MB is custom blended index compromised of Lehman Brothers 5-Year Municipal Bond Index (approximately 28% and 4-6 years maturity), the Lehman Brothers 7-Year Municipal Bond Index (approximately 27% and 6-8 years maturity), and the Lehman Brothers 10-Year Municipal Bond Index (approximately 45% and 8-12 years maturity). These indexes are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average. The LIMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses and other fees that the SEC requires to be reflected in the Fund's performance.

GROWTH OF A $100,000 INVESTMENT - CLASS Y SHARES

The graph below illustrates the hypothetical investment of $100,000 1 in Federated Intermediate Municipal Trust (Class Y Shares) (the "Fund") from October 2, 2003 (start of performance) to May 31, 2006, compared to the Lehman Brothers 7-Year Municipal Bond Index (LB7MB), 2 the Lehman Brothers 5 to 10 Year Municipal Bond Index (LB5MB), 2 and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA). 2

Average Annual Total Returns for the Period Ended 5/31/2006
1 Year	1.90%
Start of Performance (10/2/2003)	3.06%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7MB, LB5MB and the LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The LB7MB is an unmanaged index of municipal bonds, issued after December 31, 1990, with a minimum credit quality of BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of 6 to 8 years. The LB5MB is an unmanaged, market-weighted blended index of municipal bonds, issued after December 31, 1990, with minimum credit ratings of at least BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of 4 to 12 years. The LB5MB is custom blended index compromised of Lehman Brothers 5-Year Municipal Bond Index (approximately 28% and 4-6 years maturity), the Lehman Brothers 7-Year Municipal Bond Index (approximately 27% and 6-8 years maturity), and the Lehman Brothers 10-Year Municipal Bond Index (approximately 45% and 8-12 years maturity). These indexes are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. These indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average. The LIMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses and other fees that the SEC requires to be reflected in the Fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Insured	33.1%
Hospital	17.8%
Prerefunded	11.2%
Education	6.5%
IDB/PCR	5.4%
General Obligation--Local	4.2%
Electric and Gas	3.8%
Transportation	3.5%
Resource Recovery	2.7%
Senior Care	2.4%
Public Power	2.3%
Other [2]	7.7%
Other Assets and Liabilities--Net [3]	(0.6)%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Prerefunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other".

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006

Principal Amount			Value
		MUNICIPAL BONDS--97.2%
		Alabama--1.7%
$1,000,000		Alabama State Public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS), 11/1/2014	$1,042,800
1,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	1,021,200
1,000,000		Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper Co.), 11/1/2013	1,022,330
		TOTAL	3,086,330
		Alaska--2.3%
4,000,000		Alaska State Housing Finance Corp., General Mortgage Revenue Bonds (Series A), 5.65% (MBIA Insurance Corp. INS), 12/1/2012	4,103,040
		Arizona--3.6%
750,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.), 4/1/2019	762,345
1,800,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.50%, 5/1/2012	1,895,652
2,200,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.60%, 5/1/2013	2,316,710
1,420,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2025	1,454,534
		TOTAL	6,429,241
		Arkansas--0.6%
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	1,004,980
		California--1.3%
290,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	299,445
2,000,000		California State Public Works Board, Lease Revenue Refunding Bonds (Series 2005K: Richmond Laboratory), 5.00% (California State), 11/1/2019	2,076,000
		TOTAL	2,375,445
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--1.2%
$55,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	$56,177
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,024,760
1,145,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2015	1,165,198
		TOTAL	2,246,135
		Connecticut--1.3%
2,240,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.00% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2025	2,299,136
		Delaware--1.5%
1,815,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.25% (Beebe Medical Center), 6/1/2012	1,910,541
740,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.50% (Beebe Medical Center), 6/1/2014	791,260
		TOTAL	2,701,801
		District of Columbia--2.4%
1,000,000		District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	1,058,290
3,000,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	3,197,610
		TOTAL	4,255,900
		Florida--0.1%
165,000		Lee County, FL HFA, SFM Revenue Bonds (Series 1998A-2), 6.30% (GNMA Home Mortgage Program COL), 3/1/2029	165,719
		Georgia--1.2%
1,035,000		Cartersville, GA Development Authority, Waste & Wastewater Facilities Refunding Revenue Bonds, 5.10% (Anheuser-Busch Cos., Inc.), 2/1/2012	1,083,873
55,000		Municipal Electric Authority of Georgia, (Series Y), 6.40% (Escrowed In Treasuries COL)/ (Original Issue Yield: 6.45%), 1/1/2009	58,653
5,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40% (United States Treasury COL), 1/1/2009	5,332
940,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40%, 1/1/2009	998,318
		TOTAL	2,146,176
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Idaho--0.1%
$255,000		Idaho Housing Agency, SFM Revenue Bonds (Series D-2) Subordinate Bonds, 5.25%, 7/1/2011	$255,036
		Illinois--3.9%
300,000		Chicago, IL Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	314,946
1,000,000		Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,054,020
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2019	1,027,710
560,000		Illinois Health Facilities Authority, Revenue Bonds, 5.70% (Advocate Health Care Network)/ (Original Issue Yield: 5.75%), 8/15/2011	579,342
1,980,000		Illinois Health Facilities Authority, Revenue Bonds, 5.70% (Advocate Health Care Network)/ (United States Treasury PRF 8/15/2007 @ 102)/(Original Issue Yield: 5.75%), 8/15/2011	2,065,358
1,260,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Advocate Health Care Network)/(United States Treasury PRF 8/15/2009 @ 100)/(Original Issue Yield: 5.75%), 8/15/2011	1,334,063
500,000		Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	541,465
		TOTAL	6,916,904
		Indiana--6.0%
500,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	529,875
1,095,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2015	1,119,397
4,800,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A), 5.50% (Clarian Health Partners, Inc.)/(Original Issue Yield: 5.65%), 2/15/2010	4,954,608
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Community Health Network)/(AMBAC INS), 5/1/2022	2,074,200
2,000,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	2,059,100
		TOTAL	10,737,180
		Kansas--0.0%
50,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL), 12/1/2016	51,064
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Louisiana--1.7%
$1,000,000		De Soto Parish, LA Environmental Improvement Authority, PCRBs (Series 2002A), 5.00% (International Paper Co.), 10/1/2012	$1,010,200
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2018	2,096,240
		TOTAL	3,106,440
		Maine--0.5%
1,000,000		Maine Finance Authority, Solid Waste Disposal Revenue Bonds, 4.65% (Waste Management, Inc.), 2/1/2016	977,330
		Massachusetts--0.7%
1,250,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.45% (Waste Management, Inc.), 6/1/2014	1,323,450
		Michigan--9.1%
1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012 @ 100)/(Original Issue Yield: 5.874%), 5/1/2018	1,106,310
500,000		Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.)/ (United States Treasury PRF 4/15/2012 @ 100)/(Original Issue Yield: 6.249%), 4/15/2027	562,450
2,000,000		Detroit, MI, UT GO Bonds (Series B), 5.00% (FSA INS), 4/1/2020	2,083,480
1,025,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.875% (Drinking Water Revolving Fund)/(United States Treasury PRF 10/1/2010 @ 101)/ (Original Issue Yield: 5.400%), 10/1/2017	1,118,531
415,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea Community Hospital), 5/15/2025	410,281
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,088,400
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	5,377,500
650,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019	663,747
1,000,000		Michigan State Strategic Fund, Solid Waste Refunding Limited Obligation Revenue Bonds, 4.50% (Waste Management, Inc.), 12/1/2013	993,910
		TOTAL	16,404,609
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Minnesota--1.4%
$1,000,000		Minneapolis Special School District No. 001, MN, (Series B) COPs, School Improvement Bonds, 5.125% (Minnesota State GTD), 2/1/2014	$1,009,270
1,500,000		Todd Morrison Cass & Wadena Counties United Hospital District, MN, GO Health Care Facility Revenue Bonds (Series 2004), 5.00% (Lakewood Health System), 12/1/2021	1,520,940
		TOTAL	2,530,210
		Missouri--0.7%
130,000		Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	130,884
185,000		Missouri State Housing Development Commission, SFM Loan Revenue Bonds (Series 1998B), 5.20%, 9/1/2012	185,827
1,000,000		Taney County, MO Reorganized School District No. R-V, GO UT, 5.80% (State Aid Withholding LOC), 3/1/2017	1,015,680
		TOTAL	1,332,391
		Nevada--0.6%
1,100,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,155,594
		New Hampshire--0.6%
1,000,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.00% (Covenant Health Systems), 7/1/2014	1,018,260
		New Jersey--2.3%
500,000		New Jersey EDA, Revenue Bonds (Series 2004), 5.625% (NJ Dedicated Cigarette Excise Tax), 6/15/2019	525,070
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.00% (Children's Specialized Hospital)/(Original Issue Yield: 5.01%), 7/1/2024	394,596
1,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series B), 5.00% (RWJ Health Care Corp.)/(Radian Asset Assurance INS), 7/1/2025	1,025,650
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,158,760
		TOTAL	4,104,076
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--6.4%
$1,500,000		Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	$1,551,015
1,000,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.50% (Lycee Francais de New York Project)/(American Capital Access INS), 6/1/2015	1,049,670
1,000,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2020	1,057,950
2,000,000	[1]	New York City, NY, RITES (PA-1349), 6.06767% (MBIA Insurance Corp. INS), 8/1/2018	2,316,120
4,500,000		New York City, NY, UT GO Bonds (Series 1999G), 6.00% (AMBAC INS), 10/15/2007	4,641,750
930,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue Yield: 4.83%), 6/1/2022	919,426
		TOTAL	11,535,931
		North Carolina--2.4%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,068,170
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,152,790
2,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Refunding Bonds, 7.25%, 1/1/2007	2,039,580
		TOTAL	4,260,540
		North Dakota--0.6%
1,055,000		North Dakota State Building Authority, (Series B) Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.00%), 12/1/2010	1,085,943
		Ohio--4.4%
1,000,000		Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.00% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.10%), 7/1/2026	1,001,770
3,195,000		Lucas County, OH HDA, Hospital Revenue Refunding Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008	3,281,840
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives), 9/1/2016	1,057,230
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	$1,033,150
500,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 5.00% (John Carroll University, OH), 11/15/2012	528,715
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	1,033,600
		TOTAL	7,936,305
		Pennsylvania--10.0%
500,000	[1]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	497,620
1,190,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2005A), 5.00% (Presbyterian Homes, Inc.)/(Radian Asset Assurance INS), 12/1/2019	1,230,936
2,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	2,090,260
1,000,000		New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30% (Westminster College)/(Original Issue Yield: 5.40%), 3/1/2018	1,009,920
1,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015	1,039,480
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	1,301,561
1,200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2015	1,222,980
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.50% (Philadelphia University), 6/1/2020	518,770
1,000,000		Philadelphia, PA Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp. INS), 6/15/2023	1,027,060
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	5,123,000
1,000,000		Pittsburgh, PA, UT GO Bonds (Series C), 5.25% (FSA INS), 9/1/2018	1,079,740
1,605,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	1,748,696
		TOTAL	17,890,023
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Rhode Island--1.3%
$1,000,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	$1,034,580
1,340,000		Rhode Island State Health and Educational Building Corp., Refunding Revenue Bonds (Series 2005), 5.00% (Landmark Medical Center)/(Radian Asset Assurance INS), 10/1/2018	1,387,731
		TOTAL	2,422,311
		South Carolina--1.5%
1,000,000		Beaufort County, SC School District, GO, 5.50%, 3/1/2016	1,046,940
1,500,000		Charleston County, SC, Hospital Facilities Revenue Bonds (Series 2004A), 5.50% (CareAlliance Health Services d/b/a Roper St. Francis Healthcare), 8/15/2013	1,595,985
		TOTAL	2,642,925
		Tennessee--4.2%
1,000,000		Metropolitan Government Nashville & Davidson County, TN, GO UT, 5.125% (United States Treasury PRF 5/15/2009 @ 101)/(Original Issue Yield: 5.125%), 11/15/2017	1,048,790
4,000,000		Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50% (United States Treasury PRF 4/1/2010 @ 100)/(Original Issue Yield: 5.450%), 4/1/2017	4,251,960
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2010	543,595
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2011	551,840
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012	1,116,410
		TOTAL	7,512,595
		Texas--9.1%
1,000,000		Alliance Airport Authority Inc., TX, Special Facilities Refunding Revenue Bonds, 4.85% (FedEx Corp.), 4/1/2021	987,340
1,000,000		Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,050,030
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy Co. LLC), Mandatory Tender 4/1/2013	1,109,800
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$500,000		Carroll, TX ISD, GO UT Refunding Bonds (Series A), 5.00% (PSFG GTD)/(Original Issue Yield: 5.02%), 2/15/2016	$509,375
1,000,000		Cass County, TX Industrial Development Corp., Environmental Improvement Refunding Revenue Bonds, 4.80% (International Paper Co.), 3/1/2025	972,920
1,000,000		El Paso, TX, GO LT (Series 1998), 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015	1,030,290
1,000,000		Fort Worth, TX Water & Sewer, Revenue Bonds, 5.75% (United States Treasury PRF 2/15/2010 @ 100)/(Original Issue Yield: 5.520%), 2/15/2017	1,068,890
2,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,136,600
500,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Co. LLC), 5/1/2028	508,920
1,000,000		Sabine River Authority, TX, PCR Revenue Refunding bonds (Series 2001A), 5.50% TOBs (TXU Energy Co. LLC), Mandatory Tender 11/1/2011	1,057,650
1,000,000		San Antonio, TX Water System, Revenue Refunding Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	1,079,820
1,485,000		Springtown, TX ISD, Refunding UT GO Bonds (Series 2005A), 5.00% (PSFG INS), 2/15/2022	1,545,499
290,000		Texas State Department of Housing & Community Affairs, SFM Revenue Bonds (Series B), 5.45% (MBIA Insurance Corp. INS), 3/1/2019	297,781
1,900,000		Texas State Public Finance Authority, Financing Revenue Bonds, 5.00% (Stephen F. Austin State University)/(MBIA Insurance Corp. INS), 10/15/2022	1,977,805
1,000,000		Travis County, TX, GO UT, 5.25%, 3/1/2015	1,071,380
		TOTAL	16,404,100
		Utah--1.2%
1,050,000		Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds, 5.20% (United States Treasury PRF 10/15/2011 @ 100)/(Original Issue Yield: 5.33%), 10/15/2020	1,121,725
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,048,270
		TOTAL	2,169,995
		Virginia--2.3%
1,000,000		Chesapeake, VA IDA, PCRBs, 5.25% (Virginia Electric & Power Co.), 2/1/2008	1,004,500
2,000,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	2,063,280
1,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (Original Issue Yield: 5.301%), 6/1/2019	1,013,600
		TOTAL	4,081,380
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Washington--4.9%
$1,000,000		Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015	$1,041,780
4,500,000		Washington Health Care Facilities Authority, Revenue Bonds (Series 1996), 5.375% (Kadlec Medical Center, Richland)/(AMBAC INS)/(Original Issue Yield: 5.63%), 12/1/2010	4,621,050
2,000,000		Washington State Public Power Supply System, Nuclear Project No. 2 Refunding Revenue Bonds (Series 1997A), 6.00% (Energy Northwest, WA)/(Escrowed In Treasuries COL), 7/1/2007	2,050,480
1,000,000		Washington State, GO UT, 5.00% (Original Issue Yield: 5.20%), 1/1/2017	1,014,850
		TOTAL	8,728,160
		Wisconsin--4.1%
50,000		Appleton, WI Waterworks, Refunding Revenue Bonds, 5.375% (FGIC INS), 1/1/2015	53,511
1,000,000		Menomonee Falls, WI Sewage System, (Series A) Revenue Bonds, 5.65% (United States Treasury PRF 5/1/2007 @ 100)/(Original Issue Yield: 5.70%), 5/1/2016	1,018,500
1,000,000		Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	1,051,720
980,000		Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan HealthCare), 8/15/2014	1,072,992
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.10% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.15%), 3/1/2025	984,030
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2017	1,021,920
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2018	1,018,880
1,000,000		Wisconsin State Transportation, (Series A), 5.50% (United States Treasury PRF 7/1/2010 @ 100) /(Original Issue Yield: 5.250%), 7/1/2015	1,066,430
		TOTAL	7,287,983
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $170,477,740)	174,684,638
		SHORT-TERM MUNICIPALS--2.6% [2]
		Alaska--1.9%
2,300,000		Valdez, AK Marine Terminal, (Series 2001) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.530%, 6/1/2006	2,300,000
1,100,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.530%, 6/1/2006	1,100,000
		TOTAL	3,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [2]
		Pennsylvania--0.7%
$1,200,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 3.540%, 6/1/2006	$1,200,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	4,600,000
		OTHER--0.8%
1,000,000	[1]	GMAC Municipal Mortgage Trust, Pfd., (Series A-2), 4.80%, 10/31/2040	986,160
500,000	[1]	GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040	501,395
		TOTAL OTHER (IDENTIFIED COST $1,500,000)	1,487,555
		TOTAL INVESTMENTS--100.6% (IDENTIFIED COST $176,577,740) [3]	180,772,193
		OTHER ASSETS AND LIABILITIES - NET--(0.6)%	(1,129,016)
		TOTAL NET ASSETS--100%	$179,643,177

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.8% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $4,301,295 which represents 2.4% of total net assets.

2 Current rate and next reset date shown for variable rate demand notes.

3 The cost of investments for federal tax purposes amounts to $176,568,724.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
COPs	--Certificates of Participation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006

Assets:
Total investments in securities, at value (identified cost $176,577,740)		$180,772,193
Cash		39,018
Income receivable		2,589,812
Receivable for investments sold		105,000
Receivable for shares sold		82,169
TOTAL ASSETS		183,588,192
Liabilities:
Payable for investments purchased	$3,223,990
Payable for shares redeemed	172,518
Income distribution payable	467,640
Payable for Directors'/Trustees' fees	1,592
Payable for shareholder services fee (Note 5)	25,892
Accrued expenses	53,383
TOTAL LIABILITIES		3,945,015
Net assets for 17,524,508 shares outstanding		$179,643,177
Net Assets Consist of:
Paid-in capital		$181,218,718
Net unrealized appreciation of investments		4,194,453
Accumulated net realized loss on investments		(5,736,800)
Distributions in excess of net investment income		(33,194)
TOTAL NET ASSETS		$179,643,177
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($174,073,967 ÷ 16,981,225 shares outstanding), no par value, unlimited shares authorized		$10.25
Class Y Shares:
($5,569,210 ÷ 543,283 shares outstanding), no par value, unlimited shares authorized		$10.25

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2006

Investment Income:
Interest			$8,829,040
Expenses:
Investment adviser fee (Note 5)		$728,611
Administrative personnel and services fee (Note 5)		190,000
Custodian fees		8,698
Transfer and dividend disbursing agent fees and expenses		51,359
Directors'/Trustees' fees		11,784
Auditing fees		19,752
Legal fees		6,473
Portfolio accounting fees		78,438
Shareholder services fee--Institutional Shares (Note 5)		349,307
Share registration costs		35,361
Printing and postage		21,600
Insurance premiums		8,122
Miscellaneous		9,069
TOTAL EXPENSES		1,518,574
Waivers (Note 5):
Waiver of investment adviser fee	$(477,962)
Waiver of administrative personnel and services fee	(33,178)
TOTAL WAIVERS		(511,140)
Net expenses			1,007,434
Net investment income			7,821,606
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(256,003)
Net change in unrealized appreciation of investments			(4,384,235)
Net realized and unrealized loss on investments			(4,640,238)
Change in net assets resulting from operations			$3,181,368

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,821,606	$7,288,288
Net realized gain (loss) on investments	(256,003)	365,361
Net change in unrealized appreciation/depreciation of investments	(4,384,235)	1,116,350
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,181,368	8,769,999
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,512,465)	(6,993,729)
Class Y Shares	(312,502)	(287,666)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,824,967)	(7,281,395)
Share Transactions:
Proceeds from sale of shares	68,635,880	49,906,826
Net asset value of shares issued to shareholders in payment of distributions declared	2,205,948	1,921,377
Cost of shares redeemed	(58,513,476)	(54,254,580)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,328,352	(2,426,377)
Change in net assets	7,684,753	(937,773)
Net Assets:
Beginning of period	171,958,424	172,896,197
End of period (including undistributed (distributions in excess of) net investment income of $(33,194) and $5,077, respectively)	$179,643,177	$171,958,424

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006

1. ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Intermediate Municipal Trust (the "Fund"). The Fund offers two classes of shares: Institutional Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations, and state and local taxes.

Effective October 2, 2003, Class Y Shares were added to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended May 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,478,098	$67,262,121	4,401,838	$46,424,084
Shares issued to shareholders in payment of distributions declared	212,620	2,205,948	182,579	1,921,377
Shares redeemed	(5,387,381)	(55,790,299)	(4,947,130)	(52,019,240)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,303,337	$13,677,770	(362,713)	$(3,673,779)

Year Ended May 31	2006		2005
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	131,609	$1,373,759	330,588	$3,482,742
Shares redeemed	(263,435)	(2,723,177)	(212,521)	(2,235,340)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(131,826)	$(1,349,418)	118,067	$1,247,402
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,171,511	$12,328,352	(244,646)	$(2,426,377)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in-part to differing treatments for partnership income and discount accretion/premium amortization on debt securities.

For the year ended May 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Loss
$33,218	$(34,910)	$1,692

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2006 and 2005, was as follows:

	2006	2005
Tax-exempt income	$7,824,967	$7,281,395

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$434,446
Net unrealized appreciation	$4,203,469
Capital loss carryforward	$(5,512,073)
Other temporary adjustments	$(701,383)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At May 31, 2006, the cost of investments for federal tax purposes was $176,568,724. The net unrealized appreciation of investments for federal tax purposes was $4,203,469. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,636,035 and net unrealized depreciation from investments for those securities having an excess of cost over value of $432,566.

At May 31, 2006, the Fund had a capital loss carryforward of $5,512,073 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$3,412,501
2009	$ 2,077,340
2014	$ 22,232

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of May 31, 2006, for federal income tax purposes, post October losses of $233,743 were deferred to June 1, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2006, the Adviser voluntarily waived $477,962 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended May 31, 2006, the net fee paid to FAS was 0.086% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended May 31, 2006, FSSC received $75,448 of fees paid by the Fund.

Interfund Transactions

During the year ended May 31, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $76,500,000 and $67,525,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended May 31, 2006, were as follows:

Purchases	$55,897,229
Sales	$44,214,514

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At May 31, 2006, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF INTERMEDIATE MUNICIPAL TRUST AND THE SHAREHOLDERS OF FEDERATED INTERMEDIATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Intermediate Municipal Trust (the "Fund") (the portfolio constituting Intermediate Municipal Trust), including the portfolio of investments, as of May 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Municipal Trust, a portfolio of Intermediate Municipal Trust, at May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
July 14, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised one portfolio, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: May 1985	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.
Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: May 1985	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1985	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1985	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SR. VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	J. Scott Albrecht has been the Fund's Portfolio Manager since July 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Senior Vice President of the Fund's Adviser since 2005. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED INTERMEDIATE MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 458810108
Cusip 458810603

28510 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's
Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit
Committee consists of the following Board members:  Thomas G. Bigley,
John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2006 - $19,395

                        Fiscal year ended 2005 - $16,488

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $81

                  Fiscal year ended 2005 - $0

                  Transfer Agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,509 and $126,144
      respectively. Fiscal year ended 2006 - Sarbanes Oxley sec. 302 procedures.
      Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of
                  revenues paid by the registrant, the registrant's
                  adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted
                  with or overseen by another investment adviser), and
                  any entity controlling, controlled by, or under
                  common control with the investment adviser that
                  provides ongoing services to the registrant to its
                  accountant during the fiscal year in which the
                  services are provided;
(2)   Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser
                  whose role is primarily portfolio management and is
                  subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by,
                  or under common control with the investment adviser
                  that provides ongoing services to the registrant  at
                  the time of the engagement to be non-audit services;
                  and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by
                  one or more members of the Audit Committee who are
                  members of the board of directors to whom authority
                  to grant such approvals has been delegated by the
                  Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

            Fiscal year ended 2006 - $85,896

            Fiscal year ended 2005 - $182,423

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Intermediate Municipal Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        July 25, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006